Condensed Statements of Operations and Comprehensive Income Loss (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Net sales	$ 2,146	$ 1,893	$ 6,041	$ 5,376	$ 7,028	$ 6,449	$ 6,313
Cost of sales	1,530	1,358	4,308	3,848	5,014	4,608	4,545
Gross Profit	616	535	1,733	1,528	2,014	1,841	1,768
Operating expenses:
Selling, general and administrative	418	389	1,223	1,144	1,532	1,455	1,453
Depreciation and amortization	84	81	250	245	327	341	359
Restructuring						8	21
Goodwill impairment							219
Total operating expenses	502	470	1,473	1,389	1,859	1,804	2,052
Operating Income (Loss)	114	65	260	139	155	37	(284)
Interest expense	165	160	489	477	639	623	602
Other (income) expense, net				(1)		(1)	(208)
Loss on extinguishment of debt			220			2	(200)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(51)	(95)	(449)	(337)	(484)	(585)	(678)
Provision (benefit) for income taxes	2	24	36	59	79	28	(198)
Income (Loss) from Continuing Operations	(53)	(119)	(485)	(396)	(563)	(613)	(480)
Income (Loss) from discontinued operations, net of tax	3	14	19	26	20	(6)	(34)
Net Income (Loss)	(50)	(105)	(466)	(370)	(543)	(619)	(514)
Other comprehensive income (loss) - foreign currency translation adjustment		(6)		1	(1)	9	19
Total Comprehensive Income (Loss)	(50)	(111)	(466)	(369)	(544)	(609)	(493)
Parent Issuer
Operating expenses:
Selling, general and administrative	16	21	52	57	78	82	83
Depreciation and amortization	3	3	10	9	12	16	22
Restructuring							1
Total operating expenses	19	24	62	66	90	98	106
Operating Income (Loss)	(19)	(24)	(62)	(66)	(90)	(98)	(106)
Interest expense	178	180	545	537	722	701	679
Interest (income)	(75)	(75)	(225)	(223)	(299)	(298)	(304)
Other (income) expense, net				(1)		(1)	(206)
Net (earnings) loss of equity affiliates	(71)	(26)	(143)	1	30	178	348
Loss on extinguishment of debt			220
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(51)	(103)	(459)	(380)	(543)	(678)	(623)
Provision (benefit) for income taxes	3	16	19	24	32	(17)	(70)
Income (Loss) from Continuing Operations	(54)	(119)	(478)	(404)	(575)	(661)	(553)
Income (Loss) from discontinued operations, net of tax	4	14	12	34	32	42	39
Net Income (Loss)	(50)	(105)	(466)	(370)	(543)	(619)	(514)
Other comprehensive income (loss) - foreign currency translation adjustment		(6)		1
Total Comprehensive Income (Loss)	(50)	(111)	(466)	(369)
Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Net sales	2,036	1,791	5,726	5,073	6,630	6,085	5,987
Cost of sales	1,448	1,283	4,075	3,625	4,720	4,339	4,301
Gross Profit	588	508	1,651	1,448	1,910	1,746	1,686
Operating expenses:
Selling, general and administrative	381	349	1,107	1,026	1,372	1,302	1,304
Depreciation and amortization	81	78	239	235	313	322	334
Restructuring						8	21
Goodwill impairment							196
Total operating expenses	462	427	1,346	1,261	1,685	1,632	1,855
Operating Income (Loss)	126	81	305	187	225	114	(169)
Interest expense	75	75	225	223	298	298	305
Interest (income)	(1)	(1)	(3)	(2)	(3)	(4)	(11)
Other (income) expense, net							7
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	52	7	83	(34)	(70)	(180)	(470)
Provision (benefit) for income taxes	(3)	(1)	(6)	7	10	6	(148)
Income (Loss) from Continuing Operations	55	8	89	(41)	(80)	(186)	(322)
Income (Loss) from discontinued operations, net of tax	(1)		7	(11)	(15)	(49)	(72)
Net Income (Loss)	54	8	96	(52)	(95)	(235)	(394)
Total Comprehensive Income (Loss)	54	8	96	(52)
Non-Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Net sales	110	102	315	303	398	364	326
Cost of sales	82	75	233	223	294	269	244
Gross Profit	28	27	82	80	104	95	82
Operating expenses:
Selling, general and administrative	21	19	64	61	82	71	66
Depreciation and amortization			1	1	2	3	3
Restructuring							(1)
Goodwill impairment							23
Total operating expenses	21	19	65	62	84	74	91
Operating Income (Loss)	7	8	17	18	20	21	(9)
Interest expense	1		1	1	1
Interest (income)	(13)	(19)	(54)	(59)	(80)	(74)	(67)
Other (income) expense, net							(9)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	19	27	70	76	99	95	67
Provision (benefit) for income taxes	2	9	23	28	37	39	20
Income (Loss) from Continuing Operations	17	18	47	48	62	56	47
Income (Loss) from discontinued operations, net of tax				3	3	1	(1)
Net Income (Loss)	17	18	47	51	65	57	46
Other comprehensive income (loss) - foreign currency translation adjustment		(6)		1
Total Comprehensive Income (Loss)	17	12	47	52
Eliminations
Operating expenses:
Interest expense	(89)	(95)	(282)	(284)	(382)	(376)	(382)
Interest (income)	89	95	282	284	382	376	382
Net (earnings) loss of equity affiliates	71	26	143	(1)	(30)	(178)	(348)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(71)	(26)	(143)	1	30	178	348
Income (Loss) from Continuing Operations	(71)	(26)	(143)	1	30	178	348
Net Income (Loss)	(71)	(26)	(143)	1	30	178	348
Other comprehensive income (loss) - foreign currency translation adjustment		6		(1)
Total Comprehensive Income (Loss)	$ (71)	$ (20)	$ (143)